UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class A : FIIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.97%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Financials	14.7
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.2
Real Estate	7.0
Materials	6.0
Energy	4.6
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.4
US Foods Holding Corp	1.4
KBR Inc	1.2
Performance Food Group Co	1.2
Dick's Sporting Goods Inc	1.1
Primerica Inc	1.1
AptarGroup Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916060.100    1359-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class C : FIICX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.72%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Financials	14.7
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.2
Real Estate	7.0
Materials	6.0
Energy	4.6
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.4
US Foods Holding Corp	1.4
KBR Inc	1.2
Performance Food Group Co	1.2
Dick's Sporting Goods Inc	1.1
Primerica Inc	1.1
AptarGroup Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916061.100    1361-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class Z : FZAMX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Financials	14.7
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.2
Real Estate	7.0
Materials	6.0
Energy	4.6
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.4
US Foods Holding Corp	1.4
KBR Inc	1.2
Performance Food Group Co	1.2
Dick's Sporting Goods Inc	1.1
Primerica Inc	1.1
AptarGroup Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916064.100    2538-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class M : FITIX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.22%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Financials	14.7
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.2
Real Estate	7.0
Materials	6.0
Energy	4.6
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.4
US Foods Holding Corp	1.4
KBR Inc	1.2
Performance Food Group Co	1.2
Dick's Sporting Goods Inc	1.1
Primerica Inc	1.1
AptarGroup Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916062.100    1362-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class I : FIIMX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Financials	14.7
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.2
Real Estate	7.0
Materials	6.0
Energy	4.6
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.4
US Foods Holding Corp	1.4
KBR Inc	1.2
Performance Food Group Co	1.2
Dick's Sporting Goods Inc	1.1
Primerica Inc	1.1
AptarGroup Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916063.100    1363-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Mid Cap II Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Mid Cap II Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Entertainment - 2.1%
Capcom Co. Ltd.	223,100	4,220,358
Live Nation Entertainment, Inc. (a)	92,200	8,642,828
Spotify Technology SA (a)	24,800	7,781,992
TKO Group Holdings, Inc.	96,800	10,453,432
		31,098,610
Interactive Media & Services - 0.6%
IAC, Inc. (a)	86,600	4,057,210
Pinterest, Inc. Class A (a)	122,500	5,398,575
		9,455,785
TOTAL COMMUNICATION SERVICES		40,554,395
CONSUMER DISCRETIONARY - 12.8%
Automobile Components - 1.1%
Autoliv, Inc.	148,700	15,909,413
Diversified Consumer Services - 0.8%
Duolingo, Inc. (a)	26,800	5,592,356
Grand Canyon Education, Inc. (a)	43,800	6,128,058
		11,720,414
Hotels, Restaurants & Leisure - 3.9%
Aramark	249,500	8,487,990
Bowlero Corp. Class A (b)	256,001	3,709,454
Churchill Downs, Inc.	86,316	12,049,714
Dutch Bros, Inc. (a)	27,000	1,117,800
First Watch Restaurant Group, Inc. (a)(b)	72,700	1,276,612
Light & Wonder, Inc. Class A (a)	129,100	13,540,008
Misa Investments Ltd.	134,500	4,564,930
Red Rock Resorts, Inc.	77,900	4,279,047
Texas Roadhouse, Inc.	47,200	8,104,712
		57,130,267
Household Durables - 2.4%
KB Home	75,100	5,270,518
NVR, Inc. (a)	1,415	10,737,812
Taylor Morrison Home Corp. (a)	179,000	9,923,760
TopBuild Corp. (a)	26,900	10,363,763
		36,295,853
Specialty Retail - 3.5%
Aritzia, Inc. (a)	149,500	4,231,307
Dick's Sporting Goods, Inc.	78,600	16,887,210
Five Below, Inc. (a)	29,800	3,247,306
Floor & Decor Holdings, Inc. Class A (a)(b)	45,200	4,493,332
Williams-Sonoma, Inc.	79,700	22,504,889
		51,364,044
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	10,475	10,139,276
PVH Corp.	59,900	6,341,613
		16,480,889
TOTAL CONSUMER DISCRETIONARY		188,900,880
CONSUMER STAPLES - 4.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	4,900	1,494,745
Consumer Staples Distribution & Retail - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	184,300	16,188,912
Performance Food Group Co. (a)	257,700	17,036,547
Sprouts Farmers Market LLC (a)	82,600	6,910,316
U.S. Foods Holding Corp. (a)	380,100	20,137,698
		60,273,473
Food Products - 0.4%
Nomad Foods Ltd.	172,700	2,846,096
Westrock Coffee Holdings (a)(b)	295,634	3,024,336
		5,870,432
TOTAL CONSUMER STAPLES		67,638,650
ENERGY - 4.6%
Energy Equipment & Services - 2.4%
Baker Hughes Co. Class A	254,800	8,961,316
Kodiak Gas Services, Inc.	22,500	613,350
NOV, Inc.	217,900	4,142,279
TechnipFMC PLC	497,300	13,004,395
Valaris Ltd. (a)	124,607	9,283,222
		36,004,562
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	325,400	10,617,802
MEG Energy Corp. (a)	207,200	4,433,130
Ovintiv, Inc.	211,300	9,903,631
Range Resources Corp.	203,397	6,819,901
		31,774,464
TOTAL ENERGY		67,779,026
FINANCIALS - 14.8%
Banks - 4.5%
Bancorp, Inc., Delaware (a)	237,000	8,949,120
Cadence Bank	137,600	3,891,328
East West Bancorp, Inc.	190,388	13,942,113
First Citizens Bancshares, Inc.	2,900	4,882,469
KeyCorp	533,800	7,585,298
Popular, Inc.	138,200	12,221,026
Wintrust Financial Corp.	153,800	15,158,528
		66,629,882
Capital Markets - 3.2%
Blue Owl Capital, Inc. Class A	286,500	5,085,375
Houlihan Lokey	61,700	8,320,862
Northern Trust Corp.	84,600	7,104,708
Raymond James Financial, Inc.	85,286	10,542,202
Stifel Financial Corp.	104,800	8,818,920
TMX Group Ltd.	269,800	7,509,948
		47,382,015
Financial Services - 1.3%
Essent Group Ltd.	212,229	11,925,148
PennyMac Financial Services, Inc.	58,000	5,486,800
Toast, Inc. (a)	87,100	2,244,567
		19,656,515
Insurance - 5.8%
American Financial Group, Inc.	42,700	5,252,954
Arch Capital Group Ltd. (a)	109,100	11,007,099
Fidelis Insurance Holdings Ltd.	219,200	3,575,152
Hartford Financial Services Group, Inc.	143,300	14,407,382
Old Republic International Corp.	346,800	10,716,120
Primerica, Inc.	69,158	16,361,400
Reinsurance Group of America, Inc.	98,591	20,237,775
Selective Insurance Group, Inc.	34,600	3,246,518
		84,804,400
TOTAL FINANCIALS		218,472,812
HEALTH CARE - 7.2%
Biotechnology - 1.5%
Amicus Therapeutics, Inc. (a)	77,800	771,776
Arcellx, Inc. (a)	19,200	1,059,648
Arrowhead Pharmaceuticals, Inc. (a)	133,715	3,475,253
Blueprint Medicines Corp. (a)	32,400	3,492,072
Crinetics Pharmaceuticals, Inc. (a)	26,700	1,195,893
Krystal Biotech, Inc. (a)	7,500	1,377,300
Repligen Corp. (a)	15,600	1,966,536
SpringWorks Therapeutics, Inc. (a)	23,000	866,410
United Therapeutics Corp. (a)	26,300	8,377,865
		22,582,753
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	105,310	8,109,923
Glaukos Corp. (a)	22,300	2,639,205
Masimo Corp. (a)	59,035	7,434,868
The Cooper Companies, Inc.	60,556	5,286,539
TransMedics Group, Inc. (a)	42,900	6,461,598
		29,932,133
Health Care Providers & Services - 2.8%
Encompass Health Corp.	165,800	14,223,982
Molina Healthcare, Inc. (a)	24,400	7,254,120
Option Care Health, Inc. (a)	346,900	9,609,130
Tenet Healthcare Corp. (a)	41,400	5,507,442
Universal Health Services, Inc. Class B	23,000	4,253,390
		40,848,064
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	37,600	731,320
Sartorius Stedim Biotech	16,700	2,741,750
		3,473,070
Pharmaceuticals - 0.7%
Longboard Pharmaceuticals, Inc. (a)	43,300	1,170,399
UCB SA	60,800	9,031,279
		10,201,678
TOTAL HEALTH CARE		107,037,698
INDUSTRIALS - 23.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	15,100	4,443,024
Howmet Aerospace, Inc.	135,300	10,503,339
		14,946,363
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)	186,588	9,422,694
Building Products - 2.5%
Builders FirstSource, Inc. (a)	25,000	3,460,250
Carlisle Companies, Inc.	22,900	9,279,309
Fortune Brands Innovations, Inc.	120,800	7,844,752
Simpson Manufacturing Co. Ltd.	32,800	5,527,784
Trex Co., Inc. (a)	137,700	10,206,324
		36,318,419
Commercial Services & Supplies - 0.8%
ACV Auctions, Inc. Class A (a)	262,400	4,788,800
CECO Environmental Corp. (a)	78,800	2,273,380
Clean Harbors, Inc. (a)	20,300	4,590,845
		11,653,025
Construction & Engineering - 1.7%
Centuri Holdings, Inc.	3,200	62,336
Comfort Systems U.S.A., Inc.	29,500	8,971,540
Quanta Services, Inc.	40,500	10,290,645
Willscot Mobile Mini Holdings (a)	161,300	6,071,332
		25,395,853
Electrical Equipment - 4.6%
Acuity Brands, Inc.	50,500	12,192,720
AMETEK, Inc.	63,900	10,652,769
Nextracker, Inc. Class A (a)	139,046	6,518,476
nVent Electric PLC	268,300	20,554,463
Prysmian SpA	95,900	5,938,351
Sunrun, Inc. (a)(b)	177,007	2,099,303
Vertiv Holdings Co.	123,800	10,717,366
		68,673,448
Ground Transportation - 1.7%
J.B. Hunt Transport Services, Inc.	20,949	3,351,840
Saia, Inc. (a)	30,000	14,228,700
XPO, Inc. (a)	65,700	6,974,055
		24,554,595
Machinery - 5.8%
Chart Industries, Inc. (a)	64,700	9,338,798
Crane Co.	110,200	15,976,796
Fortive Corp.	109,700	8,128,770
IDEX Corp.	32,100	6,458,520
Ingersoll Rand, Inc.	147,400	13,389,816
ITT, Inc.	189,059	24,422,641
Westinghouse Air Brake Tech Co.	47,200	7,459,960
		85,175,301
Professional Services - 2.4%
FTI Consulting, Inc. (a)	36,900	7,953,057
KBR, Inc.	274,900	17,632,086
Maximus, Inc.	121,600	10,421,120
		36,006,263
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	60,900	11,814,600
DNOW, Inc. (a)	379,000	5,203,670
Watsco, Inc.	24,400	11,303,056
		28,321,326
TOTAL INDUSTRIALS		340,467,287
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.5%
Digi International, Inc. (a)	326,300	7,482,059
Electronic Equipment, Instruments & Components - 2.8%
Belden, Inc.	51,300	4,811,940
CDW Corp.	38,051	8,517,336
Coherent Corp. (a)	77,200	5,593,912
Crane NXT Co.	84,800	5,208,416
Flex Ltd. (a)	435,300	12,836,997
Jabil, Inc.	35,674	3,880,974
		40,849,575
IT Services - 1.3%
ASGN, Inc. (a)	70,099	6,180,629
Wix.com Ltd. (a)	82,100	13,059,647
		19,240,276
Semiconductors & Semiconductor Equipment - 5.2%
Allegro MicroSystems LLC (a)	185,307	5,233,070
Astera Labs, Inc.	2,700	163,377
Enphase Energy, Inc. (a)	26,500	2,642,315
First Solar, Inc. (a)	32,200	7,259,812
Lattice Semiconductor Corp. (a)	76,223	4,420,172
MKS Instruments, Inc.	108,000	14,102,640
Nova Ltd. (a)	48,000	11,257,440
Teradyne, Inc.	86,800	12,871,572
Ultra Clean Holdings, Inc. (a)	96,400	4,723,600
Universal Display Corp.	65,500	13,771,375
		76,445,373
Software - 0.9%
Dynatrace, Inc. (a)	63,700	2,849,938
Manhattan Associates, Inc. (a)	15,200	3,749,536
Monday.com Ltd. (a)	10,000	2,407,600
Sage Group PLC	347,100	4,776,002
		13,783,076
Technology Hardware, Storage & Peripherals - 1.1%
Seagate Technology Holdings PLC	67,200	6,939,744
Western Digital Corp. (a)	70,000	5,303,900
Wiwynn Corp.	54,000	4,393,553
		16,637,197
TOTAL INFORMATION TECHNOLOGY		174,437,556
MATERIALS - 6.1%
Chemicals - 2.3%
Axalta Coating Systems Ltd. (a)	277,800	9,492,426
Celanese Corp.	61,600	8,309,224
Element Solutions, Inc.	547,700	14,853,624
OCI NV	73,700	1,798,792
		34,454,066
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	25,500	13,815,900
Containers & Packaging - 2.0%
Aptargroup, Inc.	116,100	16,348,041
Avery Dennison Corp.	56,900	12,441,185
		28,789,226
Metals & Mining - 0.9%
Reliance, Inc.	22,600	6,454,560
Wheaton Precious Metals Corp.	112,900	5,919,606
		12,374,166
TOTAL MATERIALS		89,433,358
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Americold Realty Trust	177,800	4,541,012
CubeSmart	240,200	10,849,834
EastGroup Properties, Inc.	64,500	10,971,450
Equity Lifestyle Properties, Inc.	57,200	3,725,436
Essex Property Trust, Inc.	20,700	5,634,540
Four Corners Property Trust, Inc.	195,100	4,813,117
Invitation Homes, Inc.	203,500	7,303,615
Kimco Realty Corp.	336,800	6,554,128
Lamar Advertising Co. Class A	114,400	13,674,232
Omega Healthcare Investors, Inc.	97,400	3,335,950
Ryman Hospitality Properties, Inc.	73,800	7,369,668
Sun Communities, Inc.	30,800	3,706,472
Terreno Realty Corp.	135,100	7,995,218
Ventas, Inc.	179,000	9,175,540
		99,650,212
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	44,291	3,946,771
TOTAL REAL ESTATE		103,596,983
UTILITIES - 3.9%
Electric Utilities - 0.6%
PG&E Corp.	505,800	8,831,268
Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	83,900	5,904,882
UGI Corp.	113,700	2,603,730
		8,508,612
Independent Power and Renewable Electricity Producers - 1.3%
Clearway Energy, Inc. Class C	154,322	3,810,210
The AES Corp.	263,000	4,620,910
Vistra Corp.	118,400	10,180,032
		18,611,152
Multi-Utilities - 0.8%
NiSource, Inc.	265,100	7,637,531
NorthWestern Energy Corp.	99,200	4,967,936
		12,605,467
Water Utilities - 0.6%
Essential Utilities, Inc.	233,800	8,727,754
TOTAL UTILITIES		57,284,253
TOTAL COMMON STOCKS (Cost $1,015,991,293)		1,455,602,898

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (c)	23,473,305	23,478,000
Fidelity Securities Lending Cash Central Fund 5.38% (c)(d)	14,326,267	14,327,700
TOTAL MONEY MARKET FUNDS (Cost $37,805,700)		37,805,700

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,053,796,993)	1,493,408,598
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(15,334,786)
NET ASSETS - 100.0%	1,478,073,812

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	10,232,493	135,939,914	122,694,052	498,142	(355)	-	23,478,000	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	42,433,562	149,518,554	177,624,415	228,037	-	(1)	14,327,700	0.1%
Total	52,666,055	285,458,468	300,318,467	726,179	(355)	(1)	37,805,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	40,554,395	36,334,037	4,220,358	-
Consumer Discretionary	188,900,880	188,900,880	-	-
Consumer Staples	67,638,650	67,638,650	-	-
Energy	67,779,026	67,779,026	-	-
Financials	218,472,812	218,472,812	-	-
Health Care	107,037,698	107,037,698	-	-
Industrials	340,467,287	340,467,287	-	-
Information Technology	174,437,556	174,437,556	-	-
Materials	89,433,358	89,433,358	-	-
Real Estate	103,596,983	103,596,983	-	-
Utilities	57,284,253	57,284,253	-	-

Money Market Funds	37,805,700	37,805,700	-	-
Total Investments in Securities:	1,493,408,598	1,489,188,240	4,220,358	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,657,511) - See accompanying schedule:
Unaffiliated issuers (cost $1,015,991,293)	$1,455,602,898
Fidelity Central Funds (cost $37,805,700)	37,805,700

Total Investment in Securities (cost $1,053,796,993)		$1,493,408,598
Foreign currency held at value (cost $27,727)		27,640
Receivable for investments sold		1,205,208
Receivable for fund shares sold		360,626
Dividends receivable		1,118,690
Distributions receivable from Fidelity Central Funds		119,644
Other receivables		26,587
Total assets		1,496,266,993
Liabilities
Payable for investments purchased	$1,924,709
Payable for fund shares redeemed	723,106
Accrued management fee	854,359
Distribution and service plan fees payable	307,956
Other payables and accrued expenses	55,351
Collateral on securities loaned	14,327,700
Total liabilities		18,193,181
Net Assets		$1,478,073,812
Net Assets consist of:
Paid in capital		$947,808,912
Total accumulated earnings (loss)		530,264,900
Net Assets		$1,478,073,812

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($740,714,255 ÷ 32,637,870 shares)(a)		$22.69
Maximum offering price per share (100/94.25 of $22.69)		$24.07
Class M :
Net Asset Value and redemption price per share ($288,564,495 ÷ 13,271,568 shares)(a)		$21.74
Maximum offering price per share (100/96.50 of $21.74)		$22.53
Class C :
Net Asset Value and offering price per share ($37,518,125 ÷ 2,055,774 shares)(a)		$18.25
Class I :
Net Asset Value, offering price and redemption price per share ($330,197,244 ÷ 13,851,919 shares)		$23.84
Class Z :
Net Asset Value, offering price and redemption price per share ($81,079,693 ÷ 3,403,765 shares)		$23.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$8,086,491
Income from Fidelity Central Funds (including $228,037 from security lending)		726,179
Total income		8,812,670
Expenses
Management fee	$4,659,348
Transfer agent fees	412,402
Distribution and service plan fees	1,826,069
Accounting fees	65,359
Custodian fees and expenses	11,850
Independent trustees' fees and expenses	3,109
Registration fees	54,844
Audit	40,369
Legal	5,454
Miscellaneous	19,597
Total expenses before reductions	7,098,401
Expense reductions	(63,541)
Total expenses after reductions		7,034,860
Net Investment income (loss)		1,777,810
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	52,967,540
Redemptions in-kind	41,347,625
Fidelity Central Funds	(355)
Foreign currency transactions	(19,850)
Total net realized gain (loss)		94,294,960
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,825,579
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(3,631)
Total change in net unrealized appreciation (depreciation)		34,821,947
Net gain (loss)		129,116,907
Net increase (decrease) in net assets resulting from operations		$130,894,717
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,777,810	$2,839,155
Net realized gain (loss)	94,294,960	65,642,240
Change in net unrealized appreciation (depreciation)	34,821,947	117,750,989
Net increase (decrease) in net assets resulting from operations	130,894,717	186,232,384
Distributions to shareholders	(33,085,271)	(36,429,267)

Share transactions - net increase (decrease)	(24,531,634)	(75,406,965)
Total increase (decrease) in net assets	73,277,812	74,396,152

Net Assets
Beginning of period	1,404,796,000	1,330,399,848
End of period	$1,478,073,812	$1,404,796,000

Financial Highlights
Fidelity Advisor® Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.21	$18.98	$23.56	$22.59	$19.31	$16.21
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.04	.03	.01	.08
Net realized and unrealized gain (loss)	1.96	2.74	(3.54)	5.40	3.52	3.64
Total from investment operations	1.99	2.78	(3.50)	5.43	3.53	3.72
Distributions from net investment income	-	(.04)	(.02)	(.01)	(.03)	(.08)
Distributions from net realized gain	(.51)	(.51)	(1.06)	(4.46)	(.22)	(.54)
Total distributions	(.51)	(.55)	(1.08)	(4.46) C	(.25)	(.62)
Net asset value, end of period	$22.69	$21.21	$18.98	$23.56	$22.59	$19.31
Total Return D,E,F	9.47%	14.70%	(15.02)%	24.92%	18.34%	23.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	1.01%	1.01%	1.00%	1.05%	1.04%
Expenses net of fee waivers, if any	.97 % I	1.00%	1.01%	1.00%	1.05%	1.04%
Expenses net of all reductions	.97% I	1.00%	1.01%	1.00%	1.04%	1.03%
Net investment income (loss)	.23% I	.19%	.17%	.11%	.06%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$740,714	$698,537	$651,156	$828,601	$674,103	$653,829
Portfolio turnover rate J	35 % I,K	47%	34%	42%	43%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.37	$18.26	$22.74	$21.94	$18.78	$15.78
Income from Investment Operations
Net investment income (loss) A,B	-	(.01)	(.01)	(.03)	(.03)	.03
Net realized and unrealized gain (loss)	1.88	2.63	(3.41)	5.23	3.41	3.55
Total from investment operations	1.88	2.62	(3.42)	5.20	3.38	3.58
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	(.51)	(.51)	(1.06)	(4.40)	(.22)	(.54)
Total distributions	(.51)	(.51)	(1.06)	(4.40)	(.22)	(.58) C
Net asset value, end of period	$21.74	$20.37	$18.26	$22.74	$21.94	$18.78
Total Return D,E,F	9.31%	14.42%	(15.19)%	24.58%	18.05%	23.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I	1.25%	1.25%	1.25%	1.28%	1.28%
Expenses net of fee waivers, if any	1.22 % I	1.25%	1.25%	1.25%	1.28%	1.28%
Expenses net of all reductions	1.22% I	1.25%	1.25%	1.25%	1.28%	1.27%
Net investment income (loss)	(.02)% I	(.06)%	(.07)%	(.13)%	(.17)%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$288,564	$276,480	$268,867	$347,492	$308,136	$311,665
Portfolio turnover rate J	35 % I,K	47%	34%	42%	43%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.21	$15.59	$19.71	$19.51	$16.82	$14.23
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.10)	(.11)	(.15)	(.12)	(.06)
Net realized and unrealized gain (loss)	1.60	2.23	(2.95)	4.63	3.03	3.19
Total from investment operations	1.55	2.13	(3.06)	4.48	2.91	3.13
Distributions from net realized gain	(.51)	(.51)	(1.06)	(4.28)	(.22)	(.54)
Total distributions	(.51)	(.51)	(1.06)	(4.28)	(.22)	(.54)
Net asset value, end of period	$18.25	$17.21	$15.59	$19.71	$19.51	$16.82
Total Return C,D,E	9.10%	13.74%	(15.71)%	23.91%	17.36%	22.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.82%	1.83%	1.83%	1.86%	1.84%
Expenses net of fee waivers, if any	1.72 % H	1.82%	1.83%	1.82%	1.86%	1.84%
Expenses net of all reductions	1.72% H	1.82%	1.83%	1.82%	1.85%	1.83%
Net investment income (loss)	(.52)% H	(.63)%	(.65)%	(.71)%	(.75)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$37,518	$38,594	$43,947	$67,519	$93,765	$104,617
Portfolio turnover rate I	35 % H,J	47%	34%	42%	43%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.23	$19.86	$24.59	$23.41	$19.99	$16.75
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	.09	.10	.07	.14
Net realized and unrealized gain (loss)	2.06	2.87	(3.69)	5.61	3.65	3.76
Total from investment operations	2.12	2.97	(3.60)	5.71	3.72	3.90
Distributions from net investment income	-	(.09)	(.07)	(.07)	(.08)	(.12)
Distributions from net realized gain	(.51)	(.51)	(1.06)	(4.46)	(.22)	(.54)
Total distributions	(.51)	(.60)	(1.13)	(4.53)	(.30)	(.66)
Net asset value, end of period	$23.84	$22.23	$19.86	$24.59	$23.41	$19.99
Total Return C,D	9.62%	15.03%	(14.77)%	25.24%	18.68%	23.64%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.74%	.74%	.73%	.76%	.75%
Expenses net of fee waivers, if any	.71 % G	.73%	.73%	.73%	.76%	.75%
Expenses net of all reductions	.71% G	.73%	.73%	.73%	.75%	.75%
Net investment income (loss)	.49% G	.46%	.45%	.39%	.35%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$330,197	$318,290	$308,672	$419,860	$378,711	$469,139
Portfolio turnover rate H	35 % G,I	47%	34%	42%	43%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.20	$19.83	$24.56	$23.39	$19.97	$16.74
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.12	.13	.09	.16
Net realized and unrealized gain (loss)	2.06	2.88	(3.69)	5.60	3.66	3.77
Total from investment operations	2.13	3.00	(3.57)	5.73	3.75	3.93
Distributions from net investment income	-	(.12)	(.10)	(.11)	(.11)	(.16)
Distributions from net realized gain	(.51)	(.51)	(1.06)	(4.46)	(.22)	(.54)
Total distributions	(.51)	(.63)	(1.16)	(4.56) C	(.33)	(.70)
Net asset value, end of period	$23.82	$22.20	$19.83	$24.56	$23.39	$19.97
Total Return D,E	9.68%	15.18%	(14.67)%	25.38%	18.84%	23.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.61%	.61%	.61%	.63%	.63%
Expenses net of fee waivers, if any	.58 % H	.60%	.61%	.61%	.63%	.63%
Expenses net of all reductions	.58% H	.60%	.61%	.61%	.62%	.62%
Net investment income (loss)	.62% H	.59%	.57%	.51%	.48%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$81,080	$72,894	$57,758	$49,283	$31,800	$42,787
Portfolio turnover rate I	35 % H,J	47%	34%	42%	43%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$463,602,116
Gross unrealized depreciation	(25,160,474)
Net unrealized appreciation (depreciation)	$438,441,642
Tax cost	$1,054,966,956
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	255,156,415	277,584,125

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Mid Cap II Fund	2,283,477	41,347,625	53,552,963

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Class I	.69
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	913,304	13,715
Class M	.25%	.25%	718,688	4,922
Class C	.75%	.25%	194,077	20,119
			1,826,069	38,756
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	48,127
Class M	3,602
Class CA	743
52,472

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	219,379.1873
Class M	84,006.1816
Class C	12,780.2000
Class I	91,117.1710
Class Z	5,120.0420
Total	412,402

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of class-level average net assets as follows:

% of Average Net Assets
Fidelity Advisor Mid Cap II Fund	.0278

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Mid Cap II Fund	4,198

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Mid Cap II Fund	7,582,556	24,784,016	5,529,729

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Mid Cap II Fund	1,314
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mid Cap II Fund	24,085	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $795.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $62,746.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor Mid Cap II Fund
Distributions to shareholders
Class A	$16,422,205	$17,817,596
Class M	6,762,650	6,875,696
Class C	1,102,229	1,149,830
Class I	7,154,725	8,531,302
Class Z	1,643,462	2,054,843
Total	$33,085,271	$36,429,267

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor Mid Cap II Fund
Class A
Shares sold	1,244,826	2,185,721	$27,703,447	$43,554,512
Reinvestment of distributions	743,440	839,770	16,140,072	17,508,191
Shares redeemed	(2,282,558)	(4,393,704)	(50,515,884)	(87,258,816)
Net increase (decrease)	(294,292)	(1,368,213)	$(6,672,365)	$(26,196,113)
Class M
Shares sold	597,659	1,195,294	$12,700,073	$22,862,679
Reinvestment of distributions	321,387	339,748	6,691,277	6,801,096
Shares redeemed	(1,222,534)	(2,685,219)	(26,002,410)	(51,432,309)
Net increase (decrease)	(303,488)	(1,150,177)	$(6,611,060)	$(21,768,534)
Class C
Shares sold	143,876	257,566	$2,575,136	$4,189,883
Reinvestment of distributions	62,691	67,629	1,097,714	1,145,412
Shares redeemed	(392,821)	(901,908)	(7,014,372)	(14,639,971)
Net increase (decrease)	(186,254)	(576,713)	$(3,341,522)	$(9,304,676)
Class I
Shares sold	3,206,442	2,520,823	$75,361,208	$52,033,530
Reinvestment of distributions	305,964	380,315	6,969,860	8,308,885
Shares redeemed	(3,981,373)	(4,121,434)	(93,066,691)	(86,018,710)
Net increase (decrease)	(468,967)	(1,220,296)	$(10,735,623)	$(25,676,295)
Class Z
Shares sold	374,198	4,402,323	$8,702,265	$90,252,580
Reinvestment of distributions	66,063	85,738	1,503,599	1,871,329
Shares redeemed	(320,517)	(4,116,180)	(7,376,928)	(84,585,256)
Net increase (decrease)	119,744	371,881	$2,828,936	$7,538,653

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Mid Cap II Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Mid Cap II Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.818374.119
AMP-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024